Expenses By Nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses By Nature [Abstract]
Payroll and related expenses	$ 2,666	$ 4,104	$ 4,575
Professional fees	1,609	2,129	1,222
Materials used and subcontracted work	903	1,566	2,120
Travel	189	605	710
Advertising and participation in exhibitions	170	403	648
Rent and office maintenance	206	212	238
Vehicle maintenance	140	202	177
Preparation of patents	118	110	114
Depreciation and amortization	77	99	122
Other	200	210	257
Inventory impairment	297
TOTAL COST OF REVENUES, INVENTORY IMPAIRMENT, RESEARCH AND DEVELOPMENT, SALES AND MARKETING AND GENERAL AND ADMINISTRATIVE EXPENSES	$ 6,575	$ 9,640	$ 10,183